Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Summary of Significant Accounting Policies
Schedule of consolidated financial statement balances and amounts of the Group's VIEs

	As of December 31,	As of June 30,
	2020	2021
	US$	US$

ASSETS
Cash and cash equivalents	7,105,349	9,974,475
Restricted cash	138,964	137,262
Accounts receivable, net	16,115,202	11,465,907
Prepaid expense and other assets	7,912,712	5,476,313
Long-term restricted cash	21,689,436	—
Property and equipment, net	36,422	178,460
Intangible assets, net	—	174
Operating lease right-of-use assets	—	845,606
Long-term investments	306,518	619,801
Other non-current assets	224,235	168,220
Total Assets	53,528,838	28,866,218
LIABILITIES
Accounts payable	43,099,067	26,256,751
Short-term bank borrowings	267,917	5,059,507
Accrued salary and benefits	694,225	1,196,802
Operating lease liabilities, current	—	640,524
Accrued expenses and other current liabilities	4,228,532	3,154,297
Deferred revenue	620,688	740,332
Operating lease liabilities, non-current	—	63,154
Total Liabilities	48,910,429	37,111,367

	For the six months ended June 30,
	2020	2021
	US$	US$

Net revenues	222,094,810	59,215,128
Income from operations	20,820,074	33,276,801
Net income	21,049,088	33,309,155
Net cash provided by operating activities	36,430,919	22,842,292
Net cash used in investing activities	(127,142)	(469,818)
Net cash provided by financing activities	—	4,765,123

Schedule of revenue based on revenue streams

	For the six months ended June 30,
	2020	2021
	US$	US$

Revenue:
Advertising revenue	232,196,523	162,485,069
Other revenue	1,212,400	2,283,884
Total	233,408,923	164,768,953

Schedule of revenues generated by geographic location of customers' headquarters

	For the six months ended June 30
	2020	2021
	US$	US$

PRC	229,056,601	146,244,089
USA	4,345,679	18,497,598
Others	6,643	27,266
Total	233,408,923	164,768,953

Schedule of movements in accounts receivable and deferred revenue

	Accounts Receivable	Deferred Revenue
	US$	US$

Opening Balance at January 1, 2020	27,254,634	3,887,908
Increase, net	6,788,404	2,272,367
Ending Balance at June 30, 2020	34,043,038	6,160,275

Opening Balance at January 1, 2021	28,127,346	3,331,511
Increase (Decrease), net	3,323,419	(245,512)
Ending Balance at June 30, 2021	31,450,765	3,085,999

Schedule of concentration risk

Concentration of Customers

The following customers accounted for 10% or more of revenue:

	For the six months ended June 30,
	2020		2021
	US$	%	US$	%

Company A	*	*	51,491,841	31.25%
Company B	57,697,809	24.72%	47,918,394	29.08%

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,		As of June 30,
	2020		2021
	US$	%	US$	%

Company A	11,559,398	39.47%	10,800,500	33.10%
Company B	7,498,563	25.60%	8,984,343	27.53%

Concentration of Vendors

The Group uses certain vendors to acquire users and those cost are recorded as sales and marketing expenses. Vendors accounted for 10% or more are listed as below:

	For the six months ended June 30,
	2020		2021
	US$	%	US$	%

Company C	28,470,964	13.66%	*	*
Company D	*	*	15,719,126	12.04%
Company E	*	*	14,692,089	11.26%

2. Summary of Significant Accounting Policies (Continued)

(i)   Concentration and Risks (Continued)

The following vendors accounted for 10% or more of accounts payable:

	As of December 31,		As of June30,
	2020		2021
	US$	%	US$	%

Company E	16,072,255	21.11%	7,915,959	15.75%
Company C	9,461,038	12.43%	*	*
Company F	7,604,056	10.00%	*	*
Company G	*	*	9,324,356	18.56%
Company D	*	*	6,778,899	13.49%

*Less than 10%.

Schedule of maturities of lease liabilities

As of June 30,
2021
US$

The remaining of 2021	795,955
2022	752,277
2023	62,374
Total lease payment	1,610,606
Less: imputed interest	(58,008)
Total lease liability balance	1,552,598
Less: Operating lease liabilities, current	(1,321,794)
Long-term operating lease liabilities	230,804

Schedule of future minimum lease payments under non-cancelable operating lease agreements based on ASC 840

As of December 31,
2020
US$

2021	1,650,102
2022	947,794
2023	62,003
Total lease commitment	2,659,899